Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000028751 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028751 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028751 | Bank of America Corp. - FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028751 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028751 | Lam Research Corp. - FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028751 | Merck & Co., Inc. - FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028751 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028751 | Exxon Mobil Corp. - FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028751 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028751 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028751 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000028751 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000028751 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000028751 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028751 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028751 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028751 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028751 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028751 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028751 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028751 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028751 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028751 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028748 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028748 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028748 | Bank of America Corp. - FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028748 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028748 | Lam Research Corp. - FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028748 | Merck & Co., Inc. - FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028748 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028748 | Exxon Mobil Corp. - FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028748 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028748 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028748 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000028748 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000028748 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000028748 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028748 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028748 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028748 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028748 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028748 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028748 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028748 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028748 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028748 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028750 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028750 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028750 | Bank of America Corp. - FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028750 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028750 | Lam Research Corp. - FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028750 | Merck & Co., Inc. - FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028750 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028750 | Exxon Mobil Corp. - FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028750 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028750 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028750 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000028750 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000028750 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000028750 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028750 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028750 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028750 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028750 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028750 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028750 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028750 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028750 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028750 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028754 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028754 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028754 | Bank of America Corp. - FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028754 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028754 | Lam Research Corp. - FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028754 | Merck & Co., Inc. - FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028754 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028754 | Exxon Mobil Corp. - FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028754 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028754 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028754 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000028754 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000028754 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000028754 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028754 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028754 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028754 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028754 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028754 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028754 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028754 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028754 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028754 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254617 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000254617 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000254617 | Bank of America Corp. - FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000254617 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000254617 | Lam Research Corp. - FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254617 | Merck & Co., Inc. - FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254617 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254617 | Exxon Mobil Corp. - FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254617 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254617 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254617 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000254617 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000254617 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000254617 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000254617 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000254617 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254617 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000254617 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000254617 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000254617 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000254617 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000254617 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254617 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028758 | Tenet Healthcare Corp. - FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028758 | TechnipFMC PLC - FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028758 | Jones Lang LaSalle, Inc. - FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028758 | IDACORP, Inc. - FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028758 | Reliance, Inc. - FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028758 | Hanover Insurance Group, Inc. (The) - FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | BJ's Wholesale Club Holdings, Inc. - FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | Globus Medical, Inc., Class A - FR_379577208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | Bio-Techne Corp. - FR_09073M104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | Laureate Education, Inc. - FR_518613203
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000028758 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028758 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000028758 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028758 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028758 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028758 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028758 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028758 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028758 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028758 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028758 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028758 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028755 | Tenet Healthcare Corp. - FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028755 | TechnipFMC PLC - FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028755 | Jones Lang LaSalle, Inc. - FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028755 | IDACORP, Inc. - FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028755 | Reliance, Inc. - FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028755 | Hanover Insurance Group, Inc. (The) - FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | BJ's Wholesale Club Holdings, Inc. - FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | Globus Medical, Inc., Class A - FR_379577208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | Bio-Techne Corp. - FR_09073M104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | Laureate Education, Inc. - FR_518613203
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000028755 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028755 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000028755 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028755 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028755 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028755 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028755 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028755 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028755 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028755 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028755 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028755 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028757 | Tenet Healthcare Corp. - FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028757 | TechnipFMC PLC - FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028757 | Jones Lang LaSalle, Inc. - FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028757 | IDACORP, Inc. - FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028757 | Reliance, Inc. - FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028757 | Hanover Insurance Group, Inc. (The) - FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | BJ's Wholesale Club Holdings, Inc. - FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | Globus Medical, Inc., Class A - FR_379577208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | Bio-Techne Corp. - FR_09073M104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | Laureate Education, Inc. - FR_518613203
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000028757 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028757 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000028757 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028757 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028757 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028757 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028757 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028757 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028757 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028757 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028757 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028761 | Tenet Healthcare Corp. - FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028761 | TechnipFMC PLC - FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028761 | Jones Lang LaSalle, Inc. - FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028761 | IDACORP, Inc. - FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028761 | Reliance, Inc. - FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028761 | Hanover Insurance Group, Inc. (The) - FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | BJ's Wholesale Club Holdings, Inc. - FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | Globus Medical, Inc., Class A - FR_379577208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | Bio-Techne Corp. - FR_09073M104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | Laureate Education, Inc. - FR_518613203
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000028761 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028761 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000028761 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028761 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028761 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028761 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028761 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028761 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028761 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028761 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028761 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028761 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000135456 | Tenet Healthcare Corp. - FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135456 | TechnipFMC PLC - FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135456 | Jones Lang LaSalle, Inc. - FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135456 | IDACORP, Inc. - FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135456 | Reliance, Inc. - FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135456 | Hanover Insurance Group, Inc. (The) - FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | BJ's Wholesale Club Holdings, Inc. - FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | Globus Medical, Inc., Class A - FR_379577208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | Bio-Techne Corp. - FR_09073M104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | Laureate Education, Inc. - FR_518613203
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000135456 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000135456 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000135456 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000135456 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000135456 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135456 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135456 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135456 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000135456 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135456 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000135456 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000135456 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028765 | Roche Holding AG - FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028765 | Shell PLC - FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028765 | Airbus SE - FR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028765 | Banco Bilbao Vizcaya Argentaria SA - FR_550190904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028765 | Anheuser-Busch InBev SA/NV - FR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028765 | CRH PLC - FR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028765 | Industria de Diseno Textil SA - FR_ACI08XL68
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028765 | Resona Holdings, Inc. - FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028765 | Sony Group Corp. - FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028765 | Haleon PLC - FR_BMX86B908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028765 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000028765 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000028765 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028765 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028765 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028765 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028765 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028765 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028765 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028765 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028765 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028765 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028765 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028765 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028765 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028765 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028765 | 15055754
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028765 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028765 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000028765 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000028765 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028765 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028765 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028765 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028765 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028765 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028765 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028765 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028765 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028765 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028762 | Roche Holding AG - FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028762 | Shell PLC - FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028762 | Airbus SE - FR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028762 | Banco Bilbao Vizcaya Argentaria SA - FR_550190904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028762 | Anheuser-Busch InBev SA/NV - FR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028762 | CRH PLC - FR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028762 | Industria de Diseno Textil SA - FR_ACI08XL68
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028762 | Resona Holdings, Inc. - FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028762 | Sony Group Corp. - FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028762 | Haleon PLC - FR_BMX86B908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028762 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000028762 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000028762 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028762 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028762 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028762 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028762 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028762 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028762 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028762 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028762 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028762 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028762 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028762 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028762 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028762 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028762 | 15055754
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028762 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028762 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000028762 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000028762 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028762 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028762 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028762 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028762 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028762 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028762 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028762 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028762 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028762 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028764 | Roche Holding AG - FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028764 | Shell PLC - FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028764 | Airbus SE - FR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028764 | Banco Bilbao Vizcaya Argentaria SA - FR_550190904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028764 | Anheuser-Busch InBev SA/NV - FR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028764 | CRH PLC - FR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028764 | Industria de Diseno Textil SA - FR_ACI08XL68
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028764 | Resona Holdings, Inc. - FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028764 | Sony Group Corp. - FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028764 | Haleon PLC - FR_BMX86B908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028764 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000028764 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000028764 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028764 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028764 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028764 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028764 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028764 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028764 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028764 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028764 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028764 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028764 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028764 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028764 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028764 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028764 | 15055754
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028764 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028764 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000028764 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000028764 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028764 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028764 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028764 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028764 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028764 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028764 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028764 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028764 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028764 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028768 | Roche Holding AG - FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028768 | Shell PLC - FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028768 | Airbus SE - FR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028768 | Banco Bilbao Vizcaya Argentaria SA - FR_550190904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028768 | Anheuser-Busch InBev SA/NV - FR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028768 | CRH PLC - FR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028768 | Industria de Diseno Textil SA - FR_ACI08XL68
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028768 | Resona Holdings, Inc. - FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028768 | Sony Group Corp. - FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028768 | Haleon PLC - FR_BMX86B908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028768 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000028768 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000028768 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028768 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028768 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028768 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028768 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028768 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028768 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028768 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028768 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028768 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028768 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028768 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028768 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028768 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028768 | 15055754
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028768 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028768 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000028768 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000028768 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028768 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028768 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028768 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028768 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028768 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028768 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028768 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028768 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028768 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%